Commissions and fees (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commissions and fees
Lending business	SFr 1,839	SFr 1,818	SFr 1,578
Investment and portfolio management	3,494	3,209	3,436
Other securities business	46	46	65
Fiduciary business	3,540	3,255	3,501
Underwriting	1,806	1,364	1,644
Brokerage	3,004	3,028	3,648
Underwriting and brokerage	4,810	4,392	5,292
Other services	1,628	1,627	1,673
Commissions and fees	11,817	11,092	12,044
Bank
Commissions and fees
Lending business	1,809	1,790	1,560
Investment and portfolio management	3,320	3,043	3,346
Other securities business	82	72	73
Fiduciary business	3,402	3,115	3,419
Underwriting	1,817	1,364	1,659
Brokerage	3,006	3,029	3,648
Underwriting and brokerage	4,823	4,393	5,307
Other services	1,638	1,640	1,680
Commissions and fees	SFr 11,672	SFr 10,938	SFr 11,966